Long-term debt (Details 2)							12 Months Ended
	Dec. 31, 2011 CHF	Dec. 31, 2010 CHF	Dec. 31, 2011 Group parent company CHF	Dec. 31, 2010 Group parent company CHF	Dec. 31, 2011 Credit Suisse Group Finance (Guernsey) Limited JPY (¥)	Dec. 31, 2011 Group subsidiaries CHF	Dec. 31, 2011 Senior notes. Group parent company	Dec. 31, 2011 Senior notes. Group subsidiaries Minimum	Dec. 31, 2011 Senior notes. Group subsidiaries Maximum	Dec. 31, 2011 Subordinated Group parent company	Dec. 31, 2011 Subordinated Group subsidiaries Minimum	Dec. 31, 2011 Subordinated Group subsidiaries Maximum	Dec. 31, 2011 Non-recourse liabilities from consolidated VIEs Group subsidiaries Minimum	Dec. 31, 2011 Non-recourse liabilities from consolidated VIEs Group subsidiaries Maximum	Dec. 31, 2011 Structured notes CHF	Dec. 31, 2011 Fixed rate Senior notes. Group parent company CHF	Dec. 31, 2011 Fixed rate Senior notes. Group subsidiaries CHF	Dec. 31, 2011 Fixed rate Subordinated Group parent company CHF	Dec. 31, 2011 Fixed rate Subordinated Group subsidiaries CHF	Dec. 31, 2011 Fixed rate Non-recourse liabilities from consolidated VIEs Group subsidiaries CHF	Dec. 31, 2011 Variable rate Senior notes. Group subsidiaries CHF	Dec. 31, 2011 Variable rate Subordinated Group subsidiaries CHF	Dec. 31, 2011 Variable rate Non-recourse liabilities from consolidated VIEs Group subsidiaries CHF
Long-term debt by maturities
2012	25,346,000,000		164,000,000			25,182,000,000									9,224,000,000		11,937,000,000	164,000,000	120,000,000	129,000,000	12,458,000,000		538,000,000
2013	28,236,000,000					28,236,000,000									5,079,000,000		14,088,000,000		3,664,000,000	2,000,000	10,465,000,000		17,000,000
2014	18,371,000,000					18,371,000,000									5,303,000,000		10,178,000,000		121,000,000		7,703,000,000		369,000,000
2015	18,731,000,000		218,000,000			18,513,000,000									4,202,000,000		12,190,000,000	218,000,000	1,149,000,000	399,000,000	4,130,000,000	20,000,000	625,000,000
2016	9,582,000,000					9,582,000,000									3,374,000,000		4,284,000,000		39,000,000	2,000,000	3,806,000,000		1,451,000,000
Thereafter	62,389,000,000		1,062,000,000			61,327,000,000									8,544,000,000	387,000,000	21,700,000,000	675,000,000	17,172,000,000	948,000,000	10,306,000,000	823,000,000	10,378,000,000
Long-term debt	162,655,000,000	173,752,000,000	1,444,000,000	1,989,000,000		161,211,000,000									35,726,000,000	387,000,000	74,377,000,000	1,057,000,000	22,265,000,000	1,480,000,000	48,868,000,000	843,000,000	13,378,000,000
Interest rates of long term debt maturing in 2012 (as a percent)								0.00%	16.00%	3.20%	4.40%	8.00%	0.00%	2.70%
Interest rates of long term debt maturing in 2013 (as a percent)								0.00%	13.60%		3.70%	7.90%
Interest rates of long term debt maturing in 2014 (as a percent)								0.00%	13.70%				0.00%	13.20%
Interest rates of long term debt maturing in 2015 (as a percent)								0.00%	13.20%	8.50%	3.60%	10.30%	0.00%	12.60%
Interest rates of long term debt maturing in 2016 (as a percent)								0.00%	12.50%			4.80%	0.00%	12.80%
Interest rates of long term debt maturing after 2016 (as a percent)							7.30%	0.00%	7.10%	7.00%	0.00%	13.10%	0.00%	11.30%
Maximum principal amount of notes that can be issued					¥ 500,000,000,000